Financial Assets at FVPL/Available-for-Sale Financial Investments - Additional Information (Detail) € / shares in Units, ₱ in Millions, € in Millions, $ in Millions																			1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 20, 2018 USD ($)	Dec. 15, 2018 USD ($)	Dec. 14, 2018	May 23, 2018 EUR (€) shares	May 04, 2018 PHP (₱) shares	May 04, 2018 EUR (€) shares	Apr. 16, 2018 € / shares shares	Feb. 27, 2018 PHP (₱)	Aug. 04, 2017 PHP (₱)	Aug. 04, 2017 USD ($)	Mar. 10, 2016 PHP (₱)	Mar. 10, 2016 USD ($)	Sep. 03, 2015 USD ($)	Aug. 11, 2015 PHP (₱)	Aug. 11, 2015 USD ($)	Apr. 23, 2015 PHP (₱)	Apr. 23, 2015 USD ($)	Oct. 02, 2014	Feb. 28, 2015	Aug. 31, 2014 PHP (₱)	Nov. 30, 2010 PHP (₱) shares	Sep. 30, 2018 PHP (₱) shares	Sep. 30, 2018 EUR (€) shares	Dec. 31, 2018 PHP (₱)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Mar. 20, 2019 € / shares	Dec. 15, 2018 PHP (₱)	Dec. 18, 2015 USD ($)	Sep. 04, 2015 USD ($)	Oct. 01, 2014 € / shares	Aug. 31, 2014 EUR (€)
Disclosure Of Financial Assets [Line Items]
Date of investment																								Aug. 07, 2014
Percentage of ownership																				10.00%
Number of shares buyback pursuant to share buyback Program | shares																					2,720,000
Total consideration pursuant to share buyback program																					₱ 6,505.0
Impairment recognized in profit or loss (Note 11)																									₱ 540.0	₱ 5,381.0
Purchase of available-for-sale financial investments																									76.0	3,500.0
Fair value of investment amount																								₱ 4,763.0
Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Non-current financial assets available-for-sale																				₱ 19,577.0												€ 333
Percentage of ownership							67.40%											6.60%	6.10%
Initial public offering | € / shares																															€ 42.50
Offering price per share | € / shares							€ 24
Minimum number of shares committed to accept offer | shares							7,000,000
Number of shares accepted against tender | shares					7,000,000	7,000,000
Total consideration pursuant to share buyback program					₱ 10,059.0	€ 163
Shares redeemed | shares				10,800,000
Reducing share capital | €				€ 154
Number of Common Shares Sold | shares																						700,000	700,000
Aggregate amount against shares sold																						₱ 1,346.0	€ 22
Decline in value below cost																								20.00%
Impairment of investment																									(11,045.0)
Impairment recognized in profit or loss (Note 11)																									540.0	₱ 5,381.0
Total cumulative valuation loss on investment																								₱ (157.0)
Fair value of investment amount																								3,128.0
Rocket Internet S E [Member] | Change in fair value of investment [Member]
Disclosure Of Financial Assets [Line Items]
Closing price per share at end of the year (in Euros) | € / shares																											€ 22.90
Rocket Internet S E [Member] | Top of range [member]
Disclosure Of Financial Assets [Line Items]
Number of shares buyback pursuant to share buyback Program | shares							15,000,000
Percentage of Ownership				2.10%	6.10%	6.10%																2.10%	2.10%
Rocket Internet S E [Member] | Bottom Of Range [Member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership				2.00%	2.00%	2.00%																1.70%	1.70%
IFlix Limited [Member]
Disclosure Of Financial Assets [Line Items]
Percentage of ownership		5.30%	7.30%
Purchase of available-for-sale financial investments									₱ 75.0	$ 1.5						₱ 686.0	$ 15.0
Convertible note held | $		$ 1.5										$ 15.0
Conversion of notes to ordinary shares											₱ 20.7
Valuation gain											898.0	19.0
Increasing fair value of investment											₱ 1,584.0	$ 34.0
Fair value of online investment amount																								844.0	₱ 1,841.0
Fair value of investment amount																								844.0
IFlix Limited [Member] | Series B Preferred Shares [Member]
Disclosure Of Financial Assets [Line Items]
Conversion of notes to preferred shares																												₱ 1.0
Phunware, Inc [Member]
Disclosure Of Financial Assets [Line Items]
Percentage of subscribed promissory note in associate													8.00%
Amount of subscribed promissory note issued by associate | $													$ 5.0
Convertible promissory note payable | $																														$ 5.0
Business combination enterprise value								₱ 301.0
Preferred shares conversion ratio								100.00%
Fair value of investment amount																								₱ 497.0
Phunware, Inc [Member] | Series F Preferred Shares [Member]
Disclosure Of Financial Assets [Line Items]
Amount of total consideration of preferred shares subscribed | $																													$ 3.0
Matrixx Software, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Purchase of available-for-sale financial investments														₱ 237.0	$ 5.0
Disposal of financial assets at fair value through profit or loss | $	$ 5.0